Related Party Disclosures - Summary of Aggregate Value of Transactions Related to Key Management Personnel (Details) - Key Management Personnel of Entity or Parent - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Consulting services / patent assignment	€ 0.0	€ 0.0	€ 0.1
Purchases of various goods and services from TRON	0.0	10.1	9.9
Total	€ 0.0	€ 10.1	€ 10.0